Income Taxes - Movements of Valuation Allowance of Deferred Tax Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Movements of valuation allowance of deferred tax assets
Balance at beginning of the year	¥ 60,628		¥ 56,653
Provided	20,275		24,196	¥ 56,653
Addition due to acquisition	193,826
Write off	(2,916)		(20,221)	(15,651)
Balance at end of the year	¥ 271,813	$ 42,653	¥ 60,628	¥ 56,653